                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/02
                                              --------

Check here if Amendment [_]: Amendment Number:_________

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Gannett Welsh and Kotler
         ------------------------------------
Address:  222 Berkeley St.
         ------------------------------------
          15/th/ Floor
         ------------------------------------
          Boston, MA 02116
         ------------------------------------

Form 13F File Number: 28-  04145
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Cutbush
         ------------------------------------
Title:     Equity Specialist
         ------------------------------------
Phone:     (617) 236-8900
         ------------------------------------

Signature, Place, and Date of signing:

/s/ Thomas Cutbush        Boston, MA            8/7/02
------------------------------------------------------
[Signature]              [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of the Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


    Form 13F File Number            Name

    28- ________________            ________________________
    [Repeat as necessary.]

desc1                                        class            cusip                mktval     disc_flag   shares      voting auth
AES CORP                                     COMMON           00130H105               3880816 SOLE           716017.7 SOLE
AES CORP                                     COMMON           00130H105                235228 OTHER             43400 SOLE
ABBOTT LABS                                  COMMON           002824100              982815.6 SOLE              26104 SOLE
AKAMAI TECHNOLOGIES                          COMMON           00971T101                 66950 SOLE              51500 SOLE
AMERICAN EXPRESS CO                          COMMON           025816109              255220.6 SOLE               7027 SOLE
AMERICAN INTL GROUP INC                      COMMON           026874107              375469.7 SOLE               5503 SOLE
ANALOG DEVICES                               COMMON           032654105               5306351 SOLE             178665 SOLE
ANALOG DEVICES                               COMMON           032654105                261360 OTHER              8800 SOLE
APPLIED MATLS INC                            COMMON           038222105               8971734 SOLE             471700 SOLE
APPLIED MATLS INC                            COMMON           038222105                445068 OTHER             23400 SOLE
AUTOMATIC DATA PROCESSING                    COMMON           053015103              796398.9 SOLE              18287 SOLE
BJ'S WHOLESALE CLUB INC.                     COMMON           05548J106              10265448 SOLE             266635 SOLE
BJ'S WHOLESALE CLUB INC.                     COMMON           05548J106                454300 OTHER             11800 SOLE
BANKNORTH GROUP INC                          COMMON           06646R107              294598.4 SOLE              11322 SOLE
BEARCAT EXPLORATIONS LTD                     COMMON           073846107                 27160 SOLE              97000 SOLE
BERKSHIRE HATHAWAY INC DEL                   COMMON           084670108                267200 SOLE                  4 SOLE
BLACKROCK, INC.                              COMMON           09247X101              273552.5 SOLE               6175 SOLE
BOCA RESORTS INC CL A                        COMMON           09688T106                132500 SOLE              10000 SOLE
BRISTOL MYERS SQUIBB CO                      COMMON           110122108               7149817 SOLE             278203 SOLE
BRISTOL MYERS SQUIBB CO                      COMMON           110122108                323820 OTHER             12600 SOLE
CABOT MICROELECTRONICS CORP                  COMMON           12709P103               8221980 SOLE             190500 SOLE
CABOT MICROELECTRONICS CORP                  COMMON           12709P103                366860 OTHER              8500 SOLE
CALLAWAY GOLF COMPANY                        COMMON           131193104                177408 SOLE              11200 SOLE
CALPINE CORP                                 COMMON           131347106               5560132 SOLE             790915 SOLE
CALPINE CORP                                 COMMON           131347106                288933 OTHER             41100 SOLE
CAPITAL ONE FINANCIAL                        COMMON           14040H105              20196866 SOLE             330825 SOLE
CAPITAL ONE FINANCIAL                        COMMON           14040H105               1196580 OTHER             19600 SOLE
CARDINAL HEALTH INC.                         COMMON           14149Y108              12884616 SOLE             209813 SOLE
CARDINAL HEALTH INC.                         COMMON           14149Y108              598747.5 OTHER              9750 SOLE
CEDAR FAIR L P DEP UNITS                     COMMON           150185106              11135718 SOLE             468675 SOLE
CEDAR FAIR L P DEP UNITS                     COMMON           150185106                731808 OTHER             30800 SOLE
CHARLES RIVER LABORATORIES, INC.             COMMON           159864107               6325649 SOLE             180475 SOLE
CHARLES RIVER LABORATORIES, INC.             COMMON           159864107                297925 OTHER              8500 SOLE
CHELSEA PROPERTY GROUP INC                   COMMON           163421100              272617.5 SOLE               8150 SOLE
CINTAS CORP                                  COMMON           172908105               9348449 SOLE             189125 SOLE
CINTAS CORP                                  COMMON           172908105                504186 OTHER             10200 SOLE
CITIGROUP                                    COMMON           172967101              13705798 SOLE             353698 SOLE
CITIGROUP                                    COMMON           172967101              725903.8 OTHER             18733 SOLE
COCA COLA CO                                 COMMON           191216100                880600 SOLE              15725 SOLE
COCA COLA CO                                 COMMON           191216100                476000 OTHER              8500 SOLE
COGNEX CORP                                  COMMON           192422103              10263194 SOLE             511880 SOLE
COGNEX CORP                                  COMMON           192422103                637590 OTHER             31800 SOLE
COGNIZANT TECH SOLUTIONS CRP                 COMMON           192446102                333250 SOLE               6200 SOLE
COLLECTORS UNIVERSE                          COMMON           19421R101                 11880 SOLE              12000 SOLE
COMMERCE BANCORP INC.                        COMMON           200519106                265200 SOLE               6000 SOLE
COOPER COMPANIES INC.                        COMMON           216648402                280245 SOLE               5950 SOLE
DELL COMPUTER CORP COM                       COMMON           247025109               7406900 SOLE             283355 SOLE
DELL COMPUTER CORP COM                       COMMON           247025109                462678 OTHER             17700 SOLE
DEVRY INC                                    COMMON           251893103              18994772 SOLE             831645 SOLE
DEVRY INC                                    COMMON           251893103               1185396 OTHER             51900 SOLE
DEWOLFE COS INC COM                          COMMON           252115100              821839.2 SOLE              79023 SOLE
DOMINION RES INC VA                          COMMON           25746U109              408586.4 SOLE               6172 SOLE
DU PONT E I DE NEMOURS CO                    COMMON           263534109                297924 SOLE               6710 SOLE
DU PONT E I DE NEMOURS CO                    COMMON           263534109                111000 OTHER              2500 SOLE
EXTENDED STAY AMERICA                        COMMON           30224P101              14858412 SOLE             916055 SOLE
EXTENDED STAY AMERICA                        COMMON           30224P101                666642 OTHER             41100 SOLE
EXXON MOBIL CORP                             COMMON           30231G102              28520831 SOLE             696990 SOLE
EXXON MOBIL CORP                             COMMON           30231G102               1571328 OTHER             38400 SOLE
GENERAL ELEC CO                              COMMON           369604103              10134238 SOLE             348855 SOLE
GENERAL ELEC CO                              COMMON           369604103               1394400 OTHER             48000 SOLE
GENERAL MILLS INC                            COMMON           370334104              11069149 SOLE             251115 SOLE
GENERAL MILLS INC                            COMMON           370334104                766992 OTHER             17400 SOLE
GOLDEN WEST FINANCIAL CORP.                  COMMON           381317106              12400346 SOLE             180290 SOLE
GOLDEN WEST FINANCIAL CORP.                  COMMON           381317106                660288 OTHER              9600 SOLE
IMS HEALTH INC                               COMMON           449934108               6765624 SOLE             376915 SOLE
IMS HEALTH INC                               COMMON           449934108                301560 OTHER             16800 SOLE
IGATE CORPORATION                            COMMON           45169U105               4705308 SOLE            1018465 SOLE
IGATE CORPORATION                            COMMON           45169U105                376068 OTHER             81400 SOLE
INSIGHT COMMUNICATIONS                       COMMON           45768V108               6481412 SOLE             552550 SOLE
INSIGHT COMMUNICATIONS                       COMMON           45768V108                335478 OTHER             28600 SOLE
INTEL CORP                                   COMMON           458140100              581899.5 SOLE              31850 SOLE
INTEL CORP                                   COMMON           458140100                146160 OTHER              8000 SOLE
INTERNATIONAL BUSINESS MACHINES              COMMON           459200101               1418112 SOLE              19696 SOLE
INTERNATIONAL BUSINESS MACHINES              COMMON           459200101               1152000 OTHER             16000 SOLE
INTERNATIONAL PAPER CO                       COMMON           460146103              263397.5 OTHER              6044 SOLE
JOHNSON & JOHNSON                            COMMON           478160104               9265698 SOLE             177300 SOLE
JOHNSON & JOHNSON                            COMMON           478160104                412854 OTHER              7900 SOLE
KVH INDUSTRIES INC                           COMMON           482738101              874278.2 SOLE             116106 SOLE
KEYCORP                                      COMMON           493267108                243243 SOLE               8910 SOLE
KIMBERLY CLARK CORP                          COMMON           494368103                560232 OTHER              9036 SOLE

LANDAUER                                     COMMON              51476K103                    667876 SOLE              17200 SOLE
LEGAL CLUB OF AMERICA                        COMMON              52464M101                      4000 SOLE              50000 SOLE
LINEAR TECHNOLOGY CORP                       COMMON              535678106                    314300 SOLE              10000 SOLE
LINENS 'N THINGS INC                         COMMON              535679104                  253457.3 SOLE               7725 SOLE
LOWE'S COMPANIES                             COMMON              548661107                  12996204 SOLE             286260 SOLE
LOWE'S COMPANIES                             COMMON              548661107                    699160 OTHER             15400 SOLE
M & T BANK CORP                              COMMON              55261F104                   6383117 SOLE              74430 SOLE
M & T BANK CORP                              COMMON              55261F104                    450240 OTHER              5250 SOLE
MBIA INC                                     COMMON              55262C100                  12352766 SOLE             218517 SOLE
MBIA INC                                     COMMON              55262C100                    616177 OTHER             10900 SOLE
MERCK & CO                                   COMMON              589331107                   9541639 SOLE             188421 SOLE
MERCK & CO                                   COMMON              589331107                    541848 OTHER             10700 SOLE
MICROSOFT CORP                               COMMON              594918104                  425620.7 SOLE               7781 SOLE
NCO GROUP INC                                COMMON              628858102                  11597913 SOLE             525030 SOLE
NCO GROUP INC                                COMMON              628858102                    485980 OTHER             22000 SOLE
NEW YORK TIMES CO - CLASS A                  COMMON              650111107                    543531 SOLE              10554 SOLE
NEWPORT CORP                                 COMMON              651824104                  189094.5 SOLE              12075 SOLE
NOBLE ENERGY INC                             COMMON              655044105                  11787809 SOLE             326985 SOLE
NOBLE ENERGY INC                             COMMON              655044105                    472255 OTHER             13100 SOLE
ORACLE SYS CORP                              COMMON              68389X105                   8223947 SOLE             868421 SOLE
ORACLE SYS CORP                              COMMON              68389X105                    520850 OTHER             55000 SOLE
PEPSICO INC                                  COMMON              713448108                  12564872 SOLE             260682 SOLE
PEPSICO INC                                  COMMON              713448108                    747100 OTHER             15500 SOLE
PFIZER INC                                   COMMON              717081103                  11921665 SOLE             340619 SOLE
PFIZER INC                                   COMMON              717081103                    749000 OTHER             21400 SOLE
PHARMACIA CORPORATION                        COMMON              71713U102                    411950 OTHER             11000 SOLE
PHILIP MORRIS COS INS                        COMMON              718154107                  245044.8 SOLE               5610 SOLE
PROCTER & GAMBLE CO                          COMMON              742718109                  820220.5 SOLE               9185 SOLE
PROCTER & GAMBLE CO                          COMMON              742718109                   1160900 OTHER             13000 SOLE
PSYCHEMEDICS CORP.                           COMMON              744375106                   60547.5 SOLE              20250 SOLE
QUESTAR CORP                                 COMMON              748356102                  13643416 SOLE             552365 SOLE
QUESTAR CORP                                 COMMON              748356102                    548340 OTHER             22200 SOLE
RELIANT ENERGY INC.                          COMMON              75952J108                   6196470 SOLE             366655 SOLE
RELIANT ENERGY INC.                          COMMON              75952J108                    302510 OTHER             17900 SOLE
RESPOND USA INC                              COMMON              761235506                       450 SOLE              15000 SOLE
ROYAL DUTCH PETE CO NY GLDR 5                COMMON              780257804                  11836734 SOLE             214162 SOLE
ROYAL DUTCH PETE CO NY GLDR 5                COMMON              780257804                    547173 OTHER              9900 SOLE
SBC COMMUNICATIONS INC.                      COMMON              78387G103                  231159.5 SOLE               7579 SOLE
SEACOAST FINANCIAL SERVICES CORP             COMMON              81170Q106                  377930.3 SOLE              15075 SOLE
SOUTHWEST BANCORP OF TEXAS                   COMMON              84476R109                  214603.5 SOLE               5925 SOLE
STANDARD PAC CORP NEW COM                    COMMON              85375C101                  20749469 SOLE             591490 SOLE
STANDARD PAC CORP NEW COM                    COMMON              85375C101                    771760 OTHER             22000 SOLE
STAPLES INC                                  COMMON              855030102                   9930278 SOLE             504075 SOLE
STAPLES INC                                  COMMON              855030102                    557510 OTHER             28300 SOLE
STATE STREET BOSTON FINL                     COMMON              857477103                     22350 SOLE                500 SOLE
STATE STREET BOSTON FINL                     COMMON              857477103                    804600 OTHER             18000 SOLE
SYSCO CORPORATION                            COMMON              871829107                    326640 SOLE              12000 SOLE
TORO CO                                      COMMON              891092108                    319725 SOLE               5625 SOLE
TRAVELERS PROPERTY CASUALTY                  COMMON              89420G109                   8835840 SOLE             499200 SOLE
TRAVELERS PROPERTY CASUALTY                  COMMON              89420G109                    438960 OTHER             24800 SOLE
UNITED TECHNOLOGIES CORP                     COMMON              913017109                  224273.7 SOLE               3303 SOLE
UNIVERSAL FOREST PRODUCTS                    COMMON              913543104                  16787409 SOLE             716798 SOLE
UNIVERSAL FOREST PRODUCTS                    COMMON              913543104                    913380 OTHER             39000 SOLE
VERITAS SOFTWARE CORP                        COMMON              923436109                   7076904 SOLE             357600 SOLE
VERITAS SOFTWARE CORP                        COMMON              923436109                    350283 OTHER             17700 SOLE
WAL MART STORES INC                          COMMON              931142103                    803146 SOLE              14600 SOLE
WYETH                                        COMMON              983024100                   1358694 SOLE              26537 SOLE
WYETH                                        COMMON              983024100                    768000 OTHER             15000 SOLE
PANAMERICAN BEVERAGES INC-A                  COMMON              P74823108                   7475764 SOLE             524615 SOLE
PANAMERICAN BEVERAGES INC-A                  COMMON              P74823108                    376200 OTHER             26400 SOLE